March 26, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Municipal Fund for California Investors, Inc.
    File No.  2-79510

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                FORM 24f-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:

    Municipal Fund for California Investors, Inc.
    400 Bellevue Parkway
    Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    Class A Common Stock, Par Value $.001
    Class B Common Stock, Par Value $.001

3.  Investment Company Act File Number:   811-3574

    Securities Act File Number:   2-79510

4.  Last day of fiscal year for which this notice is filed: January 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                  [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1),
    if applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                Number          Amount
    Municipal Fund for California Investors   709,392,121     $713,701,431

9.  Number and aggregate sale price of securities sold during fiscal year:

                                      Number           Sale Price
    Class A                       1,823,532,488      $1,823,532,488
    Class B                             318,536           3,239,976
    Total                         1,823,851,024      $1,826,772,464

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                 Number           Sale Price
    Class A                  1,113,071,033       $1,113,071,033
    Class B                           None                 None
    Total                    1,113,851,033       $1,113,071,033

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                 Number           Sale Price
    Class A                     1,127,557         $1,127,557
    Class B                         3,315             34,309
    Total                       1,130,872         $1,161,866

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $1,113,071,033

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +    1,161,866

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -1,798,389,537

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                             +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                $(684,156,638)

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                             /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $      0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Edward J. Roach
        Edward J. Roach
        Vice President and Treasurer

Date:   March 21, 1997



Law Offices
Drinker Biddle & Reath
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA 19107-3496
Telephone: (215) 988-2700
Telex: 834684
Fax: (215) 988-2757


March 24, 1997



Municipal Fund for California Investors, Inc.
Bellevue Park Corporate Center
400 Bellevue Parkway
Suite 100
Wilmington, DE 19809


Re: Form 24F-2 for Municipal Fund for California Investors, Inc.; Registration No. 2-79510

Ladies and Gentlemen:

We have acted as counsel for Municipal Fund for California Investors, Inc., a Maryland corporation (the "Company"), in connection with the registration under the Securities Act of 1933 of shares of common stock in its California Money Fund and California Intermediate Municipal Fund, made definite in number by the Form 24F-2 which this opinion accompanies (the "Shares").

At all times during the Company's fiscal year ended January 31, 1997 (the "Fiscal Year"), the Company was authorized to issue a total of three billion shares of common stock. During the Fiscal Year, all of the Shares were classified among the portfolios identified above. We have been informed by the Company that at no time during the Fiscal Year did the number of issued and outstanding Shares of any portfolio exceed the number of Shares of such portfolio that the Company was authorized to issue in such portfolio.

We have reviewed the Company's Articles of Incorporation, its by-laws, resolutions adopted by its Board of Directors and holders of its Shares, and such other legal and factual matters as we have deemed appropriate, and we have relied on the accuracy of the information in the Form 24F-2 which this opinion accompanies.

This opinion is based exclusively on the Maryland General Corporation Law and the federal law of the United States of America.

Based on the foregoing, we are of the opinion that the Shares were, when issued against payment therefor as described in the Company's prospectuses, legally issued, fully paid and non-assessable by the Company.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Form 24F-2.

Very truly yours,


/s/Drinker Biddle & Reath
DRINKER BIDDLE & REATH